Schedule of Inventory (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 61,251	$ 68,723	$ 67,605
Finished goods	209,668	194,879	220,168
Total inventory	$ 270,919	$ 263,602	$ 287,773